Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statutory federal income tax rate (in percent)	21.00%	21.00%
Effective income tax rate	1.40%	0.70%
Valuation allowance	$ 75,826,000	$ 60,937,000
Federal operating loss carryforwards		215,500,000
Net operating loss carryforwards		149,900,000
Tax credit carryforwards	$ 5,678,000	4,989,000
Unrecognized tax benefits		5,000,000	$ 4,283,000	$ 3,811,000
Maximum [Member]
Valuation allowance		$ 14,900,000
Domestic Tax Jurisdiction [Member]
Statutory federal income tax rate (in percent)		21.00%
Valuation allowance		$ 75,800,000
Tax credit carryforwards		5,700,000
Foreign Tax Jurisdiction [Member]
Valuation allowance		60,900,000
Foreign tax credits		97,200,000
State and Local Jurisdiction [Member]
Tax credit carryforwards		$ 4,300,000
BURTECH ACQUISITION CORP [Member]
Statutory federal income tax rate (in percent)	21.00%	21.00%
Valuation allowances	$ 215,580	$ 187,264
Effective income tax rate	(14.40%)	43.40%
Valuation allowance	$ 690,713	$ 475,133
Federal operating loss carryforwards	$ 0	$ 0